UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

OCTOBER 31, 2020

2020 Annual Report

BlackRock Funds III

•	BlackRock LifePath® ESG Index Retirement Fund
•	BlackRock LifePath® ESG Index 2025 Fund
•	BlackRock LifePath® ESG Index 2030 Fund
•	BlackRock LifePath® ESG Index 2035 Fund
•	BlackRock LifePath® ESG Index 2040 Fund
•	BlackRock LifePath® ESG Index 2045 Fund
•	BlackRock LifePath® ESG Index 2050 Fund
•	BlackRock LifePath® ESG Index 2055 Fund
•	BlackRock LifePath® ESG Index 2060 Fund
•	BlackRock LifePath® ESG Index 2065 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of October 31, 2020	LifePath ESG Index Funds

Glide Path Evolution

The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”.

Under normal circumstances, the asset allocation of each LifePath® ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath® ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath® ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath® ESG Index Fund, which may be a primary source of income after retirement. As each LifePath® ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath® ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® ESG Index Fund, and determine whether any changes are required to enable each LifePath® ESG Index Fund to achieve its investment objective. Because the BlackRock LifePath® ESG Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath® ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® ESG Index Fund, reallocations of each LifePath® ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath® ESG Index Fund or achieve its investment objective.

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Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index Retirement Fund

Investment Objective

BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.

The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	52.03%	7.97%	2.24%	0.33%	11.60%	1.35%	0.10%	0.38%	20.10%	3.90%

(a)	The LifePath ESG Index Retirement Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed-Income Funds	60%
Equity Funds	40
Money Market Funds	4
Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52%
iShares ESG Aware MSCI USA ETF	20
iShares ESG Aware MSCI EAFE ETF	12
iShares TIPS Bond ETF	8
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares ESG Aware MSCI USA Small-Cap ETF	4
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares MSCI Canada ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2025 Fund

Investment Objective

BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	40.81%	7.29%	2.36%	1.17%	14.01%	1.94%	2.05%	0.54%	24.90%	4.93%

(a)	The LifePath ESG Index 2025 Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	51%
Fixed-Income Funds	49
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41%
iShares ESG Aware MSCI USA ETF	25
iShares ESG Aware MSCI EAFE ETF	14
iShares TIPS Bond ETF	7
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares ESG Aware MSCI EM ETF	2
iShares MSCI EAFE Small-Cap ETF	2
iShares MSCI Canada ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2030 Fund

Investment Objective

BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	29.86%	6.23%	3.00%	2.03%	17.47%	2.49%	2.64%	0.70%	29.85%	5.73%

(a)	The LifePath ESG Index 2030 Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	63%
Fixed-Income Funds	37
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	30%
iShares ESG Aware MSCI USA ETF	30
iShares ESG Aware MSCI EAFE ETF	17
iShares TIPS Bond ETF	6
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	3
iShares ESG Aware MSCI EM ETF	3
iShares MSCI EAFE Small-Cap ETF	2
iShares MSCI Canada ETF	2
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2035 Fund

Investment Objective

BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	19.64%	4.90%	3.59%	2.96%	20.85%	3.05%	3.29%	0.85%	34.80%	6.07%

(a)	The LifePath ESG Index 2035 Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	75%
Fixed-Income Funds	25
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	35%
iShares ESG Aware MSCI EAFE ETF	20
iShares ESG Aware U.S. Aggregate Bond ETF	20
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	3
iShares ESG Aware MSCI EM ETF	3
iShares MSCI Canada ETF	3
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2040 Fund

Investment Objective

BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	10.75%	3.24%	4.15%	3.85%	23.91%	3.57%	3.90%	0.99%	39.27%	6.37%

(a)	The LifePath ESG Index 2040 Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	85%
Fixed-Income Funds	14
Money Market Funds	—	(a)
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39%
iShares ESG Aware MSCI EAFE ETF	23
iShares ESG Aware U.S. Aggregate Bond ETF	11
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI Canada ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	3
iShares TIPS Bond ETF	3
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2045 Fund

Investment Objective

BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	4.23%	1.60%	4.54%	4.56%	26.28%	3.97%	4.37%	1.11%	42.73%	6.61%

(a)	The LifePath ESG Index 2045 Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	94%
Fixed-Income Funds	6
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43%
iShares ESG Aware MSCI EAFE ETF	26
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares ESG Aware U.S. Aggregate Bond ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares TIPS Bond ETF	2
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2050 Fund

Investment Objective

BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	1.25%	0.45%	4.75%	4.94%	27.47%	4.17%	4.61%	1.16%	44.47%	6.73%

(a)	The LifePath ESG Index 2050 Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98%
Money Market Funds	4
Fixed-Income Funds	2
Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	45%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares ESG Aware U.S. Aggregate Bond ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	1

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2055 Fund

Investment Objective

BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	0.82%	0.18%	4.79%	5.01%	27.66%	4.20%	4.66%	1.17%	44.75%	6.76%

(a)	The LifePath ESG Index 2055 Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%
Money Market Funds	6
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(6)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	46%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	7
BlackRock Cash Funds: Institutional, SL Agency Shares	6
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

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Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2060 Fund

Investment Objective

BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	0.91%	0.09%	4.79%	5.02%	27.66%	4.21%	4.67%	1.17%	44.72%	6.76%

(a)	The LifePath ESG Index 2060 Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%
Money Market Funds	7
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(7)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	46%
iShares ESG Aware MSCI EAFE ETF	27
BlackRock Cash Funds: Institutional, SL Agency Shares	7
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2020	BlackRock LifePath® ESG Index 2065 Fund

Investment Objective

BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)		FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small-Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small- Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small-Cap Extended ESG Focus Index
08/18/20 to 10/31/20	1.00%	0.00	%(b)	4.79%	5.02%	27.66%	4.21%	4.68%	1.17%	44.70%	6.77%

(a)	The LifePath ESG Index 2065 Fund commenced operations on August 18, 2020.
(b)	Rounds to less than 0.01%.
See “About Fund Performance” for descriptions of the indexes.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	99%
Fixed-Income Funds	1
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	46%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1
BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

14	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Fund distributions or the redemption of LifePath ESG Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”) and BlackRock Advisors, LLC (the “Administrator”), LifePath ESG Fund’s Manager and Administrator respectively, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Fund’s expenses. Without such waiver and/or reimbursement, each LifePath ESG Fund’s performance would have been lower. With respect to each LifePath ESG Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Fund’s contractual waiver(s), if any, the Manager and the Administrator is under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath ESG Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath ESG Funds’ changing asset allocations over time. As of October 31, 2020, the following indexes are used to calculate the LifePath ESG Funds’ custom benchmarks: Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRANareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small-Cap Index, MSCI EM Extended ESG Focus Index, MSCI EM Small-Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small-Cap Extended ESG Focus Index.

The Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across Developed Markets (DM) countries* around the world, excluding the US and Canada. The index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small-Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI EM Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI EM Small-Cap Index is an equity index which includes small cap representation across Emerging Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small-Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.

A B O U T F U N D P E R F O R M A N C E	15

Disclosure of Expenses

Shareholders of each LifePath ESG Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on August 18, 2020 (commencement of operations) and held through October 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (08/18/20) (b)	Ending Account Value (10/31/20)	Expenses Paid During the Period (c)	Beginning Account Value (08/18/20) (b)	Ending Account Value (10/31/20)	Expenses Paid During the Period (c)	Annualized Expense Ratio
LifePath ESG Index Retirement Fund
Institutional	$1,000.00	$980.30	$0.10	$1,000.00	$1,010.01	$0.10	0.05%
Investor A	1,000.00	980.00	0.58	1,000.00	1,009.52	0.59	0.29
Class K	1,000.00	980.40	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2025 Fund
Institutional	1,000.00	978.40	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	977.10	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	978.50	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2030 Fund
Institutional	1,000.00	974.50	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	973.20	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	974.50	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2035 Fund
Institutional	1,000.00	970.60	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	970.30	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	970.60	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2040 Fund
Institutional	1,000.00	966.60	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	966.40	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	966.70	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2045 Fund
Institutional	1,000.00	963.70	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	963.40	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	963.70	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2050 Fund
Institutional	1,000.00	962.70	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	962.40	0.60	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	962.80	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2055 Fund
Institutional	1,000.00	962.70	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	961.40	0.59	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	962.80	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2060 Fund
Institutional	1,000.00	962.70	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	961.40	0.59	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	962.80	—	1,000.00	1,010.11	—	—
LifePath ESG Index 2065 Fund
Institutional	1,000.00	962.70	0.10	1,000.00	1,010.01	0.10	0.05
Investor A	1,000.00	961.50	0.59	1,000.00	1,009.50	0.61	0.30
Class K	1,000.00	962.80	—	1,000.00	1,010.11	—	—

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)	Commencement of operations.
(c)

For each class of the LifePath ESG Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 75/366 (to reflect the period since inception date of August 18, 2020 to October 31, 2020).

16	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 39.6%
iShares Developed Real Estate Index Fund, Class K	5,047	$42,445
iShares ESG Aware MSCI EAFE ETF	3,761	229,985
iShares ESG Aware MSCI EM ETF	44	1,595
iShares ESG Aware MSCI USA ETF	5,151	383,389
iShares ESG Aware MSCI USA Small-Cap ETF(b)	2,911	79,296
iShares MSCI Canada ETF	230	6,088
iShares MSCI EAFE Small-Cap ETF	453	25,798
iShares MSCI Emerging Markets Small-Cap ETF	165	7,185

		775,781

Fixed-Income Funds — 60.2%
iShares ESG Aware U.S. Aggregate Bond ETF	18,212	1,021,693
iShares TIPS Bond ETF	1,263	158,166

		1,179,859

Security	Shares	Value

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(c)(d)	82,167	$82,225
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	3,984	3,984

		86,209

Total Investments — 104.2% (Cost: $2,085,430)		2,041,849

Liabilities in Excess of Other Assets — (4.2)%		(83,127)

Net Assets — 100.0%		$1,958,722

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (“1940 Act”), as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$82,233	(b)	$—	$—	$(8)	$ 82,225	82,167	$ 82	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,984	(b)	—	—	—	3,984	3,984	14		—
iShares Developed Real Estate Index Fund, Class K	—	45,025		—	—	(2,580)	42,445	5,047	315		—
iShares ESG Aware MSCI EAFE ETF	—	244,066		—	—	(14,081)	229,985	3,761	—		—
iShares ESG Aware MSCI EM ETF	—	1,585		—	—	10	1,595	44	—		—
iShares ESG Aware MSCI USA ETF	—	404,608		(7,967)	255	(13,507)	383,389	5,151	1,455		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	79,534		—	—	(238)	79,296	2,911	244		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	1,047,537		(15,041)	(98)	(10,705)	1,021,693	18,212	2,318		—
iShares MSCI Canada ETF	—	6,581		—	—	(493)	6,088	230	—		—
iShares MSCI EAFE Small-Cap ETF	—	26,584		—	—	(786)	25,798	453	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	7,249		—	—	(64)	7,185	165	—		—
iShares TIPS Bond ETF	—	159,295		—	—	(1,129)	158,166	1,263	526		—

					$157	$(43,581)	$ 2,041,849		$ 4,954		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 775,781	$ —	$ —	$ 775,781
Fixed-Income Funds	1,179,859	—	—	1,179,859
Money Market Funds	86,209	—	—	86,209

	$ 2,041,849	$ —	$ —	$ 2,041,849

See notes to financial statements.

18	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 51.1%
iShares Developed Real Estate Index Fund, Class K	5,340	$44,909
iShares ESG Aware MSCI EAFE ETF	4,401	269,121
iShares ESG Aware MSCI EM ETF	1,122	40,661
iShares ESG Aware MSCI USA ETF	6,430	478,585
iShares ESG Aware MSCI USA Small-Cap ETF	3,560	96,974
iShares MSCI Canada ETF	800	21,176
iShares MSCI EAFE Small-Cap ETF	650	37,018
iShares MSCI Emerging Markets Small-Cap ETF	218	9,493

		997,937

Fixed-Income Funds — 48.7%
iShares ESG Aware U.S. Aggregate Bond ETF	14,369	806,101
iShares TIPS Bond ETF	1,165	145,893

		951,994

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	4,010	$4,010

Total Investments — 100.0% (Cost: $2,002,765)		1,953,941

Liabilities in Excess of Other Assets — 0.0%		(814)

Net Assets — 100.0%		$1,953,127

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$4,010	(b)	$—	$—	$—	$4,010	4,010	$14	$—
iShares Developed Real Estate Index Fund, Class K	—	47,639		—	—	(2,730)	44,909	5,340	333	—
iShares ESG Aware MSCI EAFE ETF	—	286,073		—	—	(16,952)	269,121	4,401	—	—
iShares ESG Aware MSCI EM ETF	—	40,437		—	—	224	40,661	1,122	—	—
iShares ESG Aware MSCI USA ETF	—	502,986		(7,967)	253	(16,687)	478,585	6,430	1,799	—
iShares ESG Aware MSCI USA Small-Cap ETF	—	99,570		(2,315)	(14)	(267)	96,974	3,560	305	—
iShares ESG Aware U.S. Aggregate Bond ETF	—	819,652		(5,048)	(55)	(8,448)	806,101	14,369	1,822	—
iShares MSCI Canada ETF	—	22,889		—	—	(1,713)	21,176	800	—	—
iShares MSCI EAFE Small-Cap ETF	—	38,145		—	—	(1,127)	37,018	650	—	—
iShares MSCI Emerging Markets Small-Cap ETF	—	9,578		—	—	(85)	9,493	218	—	—
iShares TIPS Bond ETF	—	147,689		(752)	(5)	(1,039)	145,893	1,165	488	—

					$179	$(48,824)	$1,953,941		$4,761	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$997,937	$—	$—	$997,937
Fixed-Income Funds	951,994	—	—	951,994
Money Market Funds	4,010	—	—	4,010

	$1,953,941	$—	$—	$1,953,941

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 63.2%
iShares Developed Real Estate Index Fund, Class K	6,782	$57,036
iShares ESG Aware MSCI EAFE ETF	5,415	331,127
iShares ESG Aware MSCI EM ETF	1,410	51,098
iShares ESG Aware MSCI USA ETF	7,755	577,205
iShares ESG Aware MSCI USA Small-Cap ETF	4,221	114,980
iShares MSCI Canada ETF	1,400	37,058
iShares MSCI EAFE Small-Cap ETF	850	48,408
iShares MSCI Emerging Markets Small-Cap ETF	282	12,279

		1,229,191

Fixed-Income Funds — 36.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10,511	589,667
iShares TIPS Bond ETF	988	123,727

		713,394

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	3,865	$3,865

Total Investments — 100.1% (Cost: $2,002,693)		1,946,450

Liabilities in Excess of Other Assets — (0.1)%		(1,131)

Net Assets — 100.0%		$1,945,319

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$3,865	(b)	$—	$—	$—	$3,865	3,865	$13	$—
iShares Developed Real Estate Index Fund, Class K	—	60,503		—	—	(3,467)	57,036	6,782	423	—
iShares ESG Aware MSCI EAFE ETF	—	358,530		(6,348)	(158)	(20,897)	331,127	5,415	—	—
iShares ESG Aware MSCI EM ETF	—	54,064		(3,204)	(40)	278	51,098	1,410	—	—
iShares ESG Aware MSCI USA ETF	—	605,873		(8,764)	274	(20,178)	577,205	7,755	2,146	—
iShares ESG Aware MSCI USA Small-Cap ETF	—	115,314		—	—	(334)	114,980	4,221	354	—
iShares ESG Aware U.S. Aggregate Bond ETF	—	599,533		(3,646)	(40)	(6,180)	589,667	10,511	1,333	—
iShares MSCI Canada ETF	—	40,057		—	—	(2,999)	37,058	1,400	—	—
iShares MSCI EAFE Small-Cap ETF	—	49,882		—	—	(1,474)	48,408	850	—	—
iShares MSCI Emerging Markets Small-Cap ETF	—	12,389		—	—	(110)	12,279	282	—	—
iShares TIPS Bond ETF	—	126,123		(1,518)	4	(882)	123,727	988	413	—

					$40	$(56,243)	$1,946,450		$4,682	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,229,191	$—	$—	$1,229,191
Fixed-Income Funds	713,394	—	—	713,394
Money Market Funds	3,865	—	—	3,865

	$1,946,450	$—	$—	$1,946,450

See notes to financial statements.

20	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 74.7%
iShares Developed Real Estate Index Fund, Class K	8,111	$68,216
iShares ESG Aware MSCI EAFE ETF	6,433	393,378
iShares ESG Aware MSCI EM ETF	1,614	58,491
iShares ESG Aware MSCI USA ETF	9,083	676,048
iShares ESG Aware MSCI USA Small-Cap ETF	4,433	120,755
iShares MSCI Canada ETF	2,129	56,355
iShares MSCI EAFE Small-Cap ETF	1,050	59,797
iShares MSCI Emerging Markets Small-Cap ETF	363	15,806

		1,448,846

Fixed-Income Funds — 25.1%
iShares ESG Aware U.S. Aggregate Bond ETF	6,922	388,324
iShares TIPS Bond ETF	780	97,680

		486,004

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	3,409	$3,409

Total Investments — 100.0% (Cost: $2,001,934)		1,938,259

Liabilities in Excess of Other Assets — 0.0%		(628)

Net Assets — 100.0%		$1,937,631

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	(c)	$—	$—	$—	$—	—	$77	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,409	(c)	—	—	—	3,409	3,409	13		—
iShares Developed Real Estate Index Fund, Class K	—	72,362		—	—	(4,146)	68,216	8,111	506		—
iShares ESG Aware MSCI EAFE ETF	—	428,692		(10,156)	(264)	(24,894)	393,378	6,433	—		—
iShares ESG Aware MSCI EM ETF	—	69,703		(11,456)	(78)	322	58,491	1,614	—		—
iShares ESG Aware MSCI USA ETF	—	709,635		(10,357)	333	(23,563)	676,048	9,083	2,494		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	122,068		(953)	(9)	(351)	120,755	4,433	374		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	394,662		(2,244)	(24)	(4,070)	388,324	6,922	878		—
iShares MSCI Canada ETF	—	60,669		—	—	(4,314)	56,355	2,129	—		—
iShares MSCI EAFE Small-Cap ETF	—	61,619		—	—	(1,822)	59,797	1,050	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	15,947		—	—	(141)	15,806	363	—		—
iShares TIPS Bond ETF	—	98,376		—	—	(696)	97,680	780	325		—

					$(42)	$(63,675)	$1,938,259		$4,667		$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,448,846	$—	$—	$1,448,846
Fixed-Income Funds	486,004	—	—	486,004
Money Market Funds	3,409	—	—	3,409

	$1,938,259	$—	$—	$1,938,259

See notes to financial statements.

22	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 84.6%
iShares Developed Real Estate Index Fund, Class K	9,351	$78,638
iShares ESG Aware MSCI EAFE ETF	7,325	447,924
iShares ESG Aware MSCI EM ETF	1,831	66,355
iShares ESG Aware MSCI USA ETF	10,280	765,140
iShares ESG Aware MSCI USA Small-Cap ETF	4,674	127,320
iShares MSCI Canada ETF	2,770	73,322
iShares MSCI EAFE Small-Cap ETF	1,250	71,188
iShares MSCI Emerging Markets Small-Cap ETF	450	19,595

		1,649,482

Fixed-Income Funds — 14.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3,810	213,741
iShares TIPS Bond ETF	515	64,493

		278,234

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	3,033	$3,033

Total Investments — 99.0% (Cost: $2,001,314)		1,930,749

Other Assets Less Liabilities — 1.0%		19,497

Net Assets — 100.0%		$1,950,246

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$3,033	(b)	$—	$—	$—	$3,033	3,033	$13	$—
iShares Developed Real Estate Index Fund, Class K	—	83,418		—	—	(4,780)	78,638	9,351	584	—
iShares ESG Aware MSCI EAFE ETF	—	492,568		(15,869)	(396)	(28,379)	447,924	7,325	—	—
iShares ESG Aware MSCI EM ETF	—	83,279		(17,158)	(142)	376	66,355	1,831	—	—
iShares ESG Aware MSCI USA ETF	—	801,812		(10,358)	328	(26,642)	765,140	10,280	2,814	—
iShares ESG Aware MSCI USA Small-Cap ETF	—	127,695		—	—	(375)	127,320	4,674	392	—
iShares ESG Aware U.S. Aggregate Bond ETF	—	215,975		—	—	(2,234)	213,741	3,810	478	—
iShares MSCI Canada ETF	—	79,051		—	—	(5,729)	73,322	2,770	—	—
iShares MSCI EAFE Small-Cap ETF	—	73,356		—	—	(2,168)	71,188	1,250	—	—
iShares MSCI Emerging Markets Small-Cap ETF	—	19,769		—	—	(174)	19,595	450	—	—
iShares TIPS Bond ETF	—	64,953		—	—	(460)	64,493	515	215	—

					$(210)	$(70,565)	$1,930,749		$4,496	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,649,482	$—	$—	$1,649,482
Fixed-Income Funds	278,234	—	—	278,234
Money Market Funds	3,033	—	—	3,033

	$1,930,749	$—	$—	$1,930,749

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 93.9%
iShares Developed Real Estate Index Fund, Class K	10,229	$86,028
iShares ESG Aware MSCI EAFE ETF	8,035	491,340
iShares ESG Aware MSCI EM ETF	1,998	72,408
iShares ESG Aware MSCI USA ETF	11,232	835,998
iShares ESG Aware MSCI USA Small-Cap ETF	4,855	132,250
iShares MSCI Canada ETF	3,350	88,675
iShares MSCI EAFE Small-Cap ETF	1,376	78,363
iShares MSCI Emerging Markets Small-Cap ETF	484	21,075

		1,806,137

Fixed-Income Funds — 6.0%
iShares ESG Aware U.S. Aggregate Bond ETF	1,500	84,150
iShares TIPS Bond ETF	255	31,933

		116,083

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	2,732	$2,732

Total Investments — 100.0% (Cost: $2,000,911)		1,924,952

Liabilities in Excess of Other Assets — 0.0%		(368)

Net Assets — 100.0%		$1,924,584

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	(c)	$—	$—	$—	$—	—	$83	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,732	(c)	—	—	—	2,732	2,732	13		—
iShares Developed Real Estate Index Fund, Class K	—	91,257		—	—	(5,229)	86,028	10,229	639		—
iShares ESG Aware MSCI EAFE ETF	—	542,003		(19,043)	(485)	(31,135)	491,340	8,035	—		—
iShares ESG Aware MSCI EM ETF	—	94,358		(22,149)	(198)	397	72,408	1,998	—		—
iShares ESG Aware MSCI USA ETF	—	875,078		(10,357)	333	(29,056)	835,998	11,232	3,059		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	132,637		—	—	(387)	132,250	4,855	407		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	85,016		—	—	(866)	84,150	1,500	188		—
iShares MSCI Canada ETF	—	95,550		—	—	(6,875)	88,675	3,350	—		—
iShares MSCI EAFE Small-Cap ETF	—	80,755		—	—	(2,392)	78,363	1,376	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	21,263		—	—	(188)	21,075	484	—		—
iShares TIPS Bond ETF	—	32,161		—	—	(228)	31,933	255	106		—

					$(350)	$(75,959)	$1,924,952		$4,495		$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,806,137	$—	$—	$1,806,137
Fixed-Income Funds	116,083	—	—	116,083
Money Market Funds	2,732	—	—	2,732

	$1,924,952	$—	$—	$1,924,952

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.1%
iShares Developed Real Estate Index Fund, Class K	10,702	$90,007
iShares ESG Aware MSCI EAFE ETF	8,389	512,987
iShares ESG Aware MSCI EM ETF	2,088	75,669
iShares ESG Aware MSCI USA ETF	11,721	872,394
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,935	134,430
iShares MSCI Canada ETF	3,638	96,298
iShares MSCI EAFE Small-Cap ETF	1,420	80,869
iShares MSCI Emerging Markets Small-Cap ETF	508	22,120

		1,884,774

Fixed-Income Funds — 1.8%
iShares ESG Aware U.S. Aggregate Bond ETF	440	24,684
iShares TIPS Bond ETF	75	9,392

		34,076

Security	Shares	Value

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(c)(d)	71,781	$71,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	2,568	2,568

		74,400

Total Investments — 103.7% (Cost: $2,071,928)		1,993,250
Liabilities in Excess of Other Assets — (3.7)%		(71,522)

Net Assets — 100.0%		$1,921,728

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$71,839	(b)	$—	$—	$(7)	$71,832	71,781	$103	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,568	(b)	—	—	—	2,568	2,568	13		—
iShares Developed Real Estate Index Fund, Class K	—	95,478		—	—	(5,471)	90,007	10,702	668		—
iShares ESG Aware MSCI EAFE ETF	—	566,344		(20,312)	(508)	(32,537)	512,987	8,389	—		—
iShares ESG Aware MSCI EM ETF	—	99,757		(24,291)	(218)	421	75,669	2,088	—		—
iShares ESG Aware MSCI USA ETF	—	912,704		(10,357)	329	(30,282)	872,394	11,721	3,181		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	134,818		—	—	(388)	134,430	4,935	414		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	24,939		—	—	(255)	24,684	440	55		—
iShares MSCI Canada ETF	—	103,729		—	—	(7,431)	96,298	3,638	—		—
iShares MSCI EAFE Small-Cap ETF	—	85,093		(1,769)	9	(2,464)	80,869	1,420	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	22,317		—	—	(197)	22,120	508	—		—
iShares TIPS Bond ETF	—	9,459		—	—	(67)	9,392	75	30		—

					$(388)	$(78,678)	$1,993,250		$4,464		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,884,774	$—	$—	$1,884,774
Fixed-Income Funds	34,076	—	—	34,076
Money Market Funds	74,400	—	—	74,400

	$1,993,250	$—	$—	$1,993,250

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.8%
iShares Developed Real Estate Index Fund, Class K	10,782	$90,679
iShares ESG Aware MSCI EAFE ETF	8,455	517,023
iShares ESG Aware MSCI EM ETF	2,095	75,923
iShares ESG Aware MSCI USA ETF	11,794	877,827
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,949	134,811
iShares MSCI Canada ETF	3,700	97,939
iShares MSCI EAFE Small-Cap ETF	1,430	81,438
iShares MSCI Emerging Markets Small-Cap ETF	516	22,469

		1,898,109

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF	300	16,830
iShares TIPS Bond ETF	30	3,757

		20,587

Security	Shares	Value

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(c)(d)	123,882	$123,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	2,572	2,572

		126,541

Total Investments — 106.5% (Cost: $2,124,459)		2,045,237
Liabilities in Excess of Other Assets — (6.5)%		(124,054)

Net Assets — 100.0%		$1,921,183

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$123,981	(b)	$—	$—	$(12)	$123,969	123,882	$133	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,572	(b)	—	—	—	2,572	2,572	13		—
iShares Developed Real Estate Index Fund, Class K	—	96,173		—	—	(5,494)	90,679	10,782	673		—
iShares ESG Aware MSCI EAFE ETF	—	569,372		(19,043)	(490)	(32,816)	517,023	8,455	—		—
iShares ESG Aware MSCI EM ETF	—	101,100		(25,347)	(244)	414	75,923	2,095	—		—
iShares ESG Aware MSCI USA ETF	—	918,325		(10,357)	334	(30,475)	877,827	11,794	3,198		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	135,203		—	—	(392)	134,811	4,949	415		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	17,004		—	—	(174)	16,830	300	38		—
iShares MSCI Canada ETF	—	105,504		—	—	(7,565)	97,939	3,700	—		—
iShares MSCI EAFE Small-Cap ETF	—	85,980		(2,064)	4	(2,482)	81,438	1,430	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	22,668		—	—	(199)	22,469	516	—		—
iShares TIPS Bond ETF	—	3,784		—	—	(27)	3,757	30	13		—

					$(396)	$(79,222)	$2,045,237		$4,483		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,898,109	$—	$—	$1,898,109
Fixed-Income Funds	20,587	—	—	20,587
Money Market Funds	126,541	—	—	126,541

	$2,045,237	$—	$—	$2,045,237

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.8%
iShares Developed Real Estate Index Fund, Class K	10,793	$90,765
iShares ESG Aware MSCI EAFE ETF	8,453	516,901
iShares ESG Aware MSCI EM ETF	2,097	75,995
iShares ESG Aware MSCI USA ETF	11,791	877,604
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,957	135,029
iShares MSCI Canada ETF	3,700	97,939
iShares MSCI EAFE Small-Cap ETF	1,420	80,869
iShares MSCI Emerging Markets Small-Cap ETF	513	22,338

		1,897,440

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF	340	19,074
iShares TIPS Bond ETF	17	2,129

		21,203

Security	Shares	Value

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(c)(d)	139,929	$140,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	2,615	2,615

		142,642

Total Investments — 107.3% (Cost: $2,140,521)		2,061,285
Liabilities in Excess of Other Assets — (7.3)%		(140,125)

Net Assets — 100.0%		$1,921,160

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$140,041	(b)	$—	$—	$(14)	$140,027	139,929	$122	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,615	(b)	—	—	—	2,615	2,615	13		—
iShares Developed Real Estate Index Fund, Class K	—	96,282		—	—	(5,517)	90,765	10,793	674		—
iShares ESG Aware MSCI EAFE ETF	—	569,241		(19,043)	(489)	(32,808)	516,901	8,453	—		—
iShares ESG Aware MSCI EM ETF	—	101,172		(25,347)	(244)	414	75,995	2,097	—		—
iShares ESG Aware MSCI USA ETF	—	918,087		(10,357)	334	(30,460)	877,604	11,791	3,197		—
iShares ESG Aware MSCI USA Small-Cap ETF	—	135,440		—	—	(411)	135,029	4,957	415		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	19,271		—	—	(197)	19,074	340	43		—
iShares MSCI Canada ETF	—	105,504		—	—	(7,565)	97,939	3,700	—		—
iShares MSCI EAFE Small-Cap ETF	—	85,685		(2,359)	7	(2,464)	80,869	1,420	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	22,536		—	—	(198)	22,338	513	—		—
iShares TIPS Bond ETF	—	2,145		—	—	(16)	2,129	17	7		—

					$(392)	$(79,236)	$2,061,285		$4,471		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,897,440	$—	$—	$1,897,440
Fixed-Income Funds	21,203	—	—	21,203
Money Market Funds	142,642	—	—	142,642

	$2,061,285	$—	$—	$2,061,285

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2020	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.8%
iShares Developed Real Estate Index Fund, Class K	10,793	$90,765
iShares ESG Aware MSCI EAFE ETF	8,452	516,840
iShares ESG Aware MSCI EM ETF	2,107	76,358
iShares ESG Aware MSCI USA ETF	11,787	877,306
iShares ESG Aware MSCI USA Small-Cap ETF	4,965	135,247
iShares MSCI Canada ETF	3,700	97,939
iShares MSCI EAFE Small-Cap ETF	1,423	81,040
iShares MSCI Emerging Markets Small-Cap ETF	517	22,512

		1,898,007

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF	370	20,757

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	2,538	$2,538

Total Investments — 100.0% (Cost: $2,000,472)		1,921,302

Liabilities in Excess of Other Assets — 0.0%		(122)

Net Assets — 100.0%		$1,921,180

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 08/18/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	(c)	$—	$—	$—	$—	—	$84	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,538	(c)	—	—	—	2,538	2,538	13		—
iShares Developed Real Estate Index Fund, Class K	—	96,282		—	—	(5,517)	90,765	10,793	674		—
iShares ESG Aware MSCI EAFE ETF	—	569,176		(19,043)	(489)	(32,804)	516,840	8,452	—		—
iShares ESG Aware MSCI EM ETF	—	101,525		(25,347)	(244)	424	76,358	2,107	—		—
iShares ESG Aware MSCI USA ETF	—	917,781		(10,357)	335	(30,453)	877,306	11,787	3,195		—
iShares ESG Aware U.S. Aggregate Bond ETF	—	20,972		—	—	(215)	20,757	370	47		—
iShares ESG MSCI USA Small-Cap	—	135,625		—	—	(378)	135,247	4,965	416		—
iShares MSCI Canada ETF	—	105,504		—	—	(7,565)	97,939	3,700	—		—
iShares MSCI EAFE Small-Cap ETF	—	85,562		(2,064)	4	(2,462)	81,040	1,423	—		—
iShares MSCI Emerging Markets Small-Cap ETF	—	22,712		—	—	(200)	22,512	517	—		—

					$(394)	$(79,170)	$1,921,302		$4,429		$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2020	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,898,007	$—	$—	$1,898,007
Fixed-Income Funds	20,757	—	—	20,757
Money Market Funds	2,538	—	—	2,538

	$1,921,302	$—	$—	$1,921,302

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Statements of Assets and Liabilities

October 31, 2020

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$2,041,849	$1,953,941	$1,946,450	$1,938,259
Receivables:
Investments sold	5,609	8,115	3,646	6,821
Securities lending income — affiliated	82	—	—	77
From the Administrator	14,877	14,869	14,870	14,870
From the Manager	543	534	524	515

Total assets	2,062,960	1,977,459	1,965,490	1,960,542

LIABILITIES
Cash collateral on securities loaned at value	82,233	—	—	—
Payables:
Investments purchased	6,115	8,441	4,281	7,019
Trustees’ and Officer’s fees	2,260	2,260	2,260	2,261
Professional fees	13,610	13,610	13,609	13,610
Service fees	20	21	21	21

Total liabilities	104,238	24,332	20,171	22,911

NET ASSETS	$1,958,722	$1,953,127	$1,945,319	$1,937,631

NET ASSETS CONSIST OF
Paid-in capital	$2,000,000	$2,000,000	$2,000,000	$2,000,000
Accumulated loss	(41,278)	(46,873)	(54,681)	(62,369)

NET ASSETS	$1,958,722	$1,953,127	$1,945,319	$1,937,631

NET ASSET VALUE

Institutional
Net assets	$97,934	$97,654	$97,263	$96,879

Shares outstanding	10,000	10,000	10,000	10,000

Net asset value	$9.79	$9.77	$9.73	$9.69

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$97,913	$97,633	$97,242	$96,858

Shares outstanding	10,000	10,000	10,000	10,000

Net asset value	$9.79	$9.76	$9.72	$9.69

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$1,762,875	$1,757,840	$1,750,814	$1,743,894

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$9.79	$9.77	$9.73	$9.69

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments at cost — affiliated	$2,085,430	$2,002,765	$2,002,693	$2,001,934
(b) Securities loaned at value	$79,296	$—	$—	$—

See notes to financial statements.

34	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2020

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

ASSETS
Investments at value — affiliated(a)(b)	$1,930,749	$1,924,952	$1,993,250	$2,045,237
Receivables:
Investments sold	3,986	4,349	4,711	3,986
Securities lending income — affiliated	—	83	103	133
Capital shares sold	20,000	—	—	—
From the Administrator	14,869	14,869	14,870	14,870
From the Manager	508	502	499	498

Total assets	1,970,112	1,944,755	2,013,433	2,064,724

LIABILITIES
Cash collateral on securities loaned at value	—	—	71,839	123,981
Payables:
Investments purchased	3,975	4,281	3,975	3,669
Trustees’ and Officer’s fees	2,260	2,260	2,260	2,260
Professional fees	13,610	13,610	13,610	13,610
Service fees	21	20	21	21

Total liabilities	19,866	20,171	91,705	143,541

NET ASSETS	$1,950,246	$1,924,584	$1,921,728	$1,921,183

NET ASSETS CONSIST OF
Paid-in capital	$2,020,000	$2,000,000	$2,000,000	$2,000,000
Accumulated loss	(69,754)	(75,416)	(78,272)	(78,817)

NET ASSETS	$1,950,246	$1,924,584	$1,921,728	$1,921,183

NET ASSET VALUE

Institutional
Net assets	$96,510	$96,227	$96,084	$96,057

Shares outstanding	10,000	10,000	10,000	10,000

Net asset value	$9.65	$9.62	$9.61	$9.61

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$116,489	$96,206	$96,063	$96,036

Shares outstanding	12,073	10,000	10,000	10,000

Net asset value	$9.65	$9.62	$9.61	$9.60

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$1,737,247	$1,732,151	$1,729,581	$1,729,090

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$9.65	$9.62	$9.61	$9.61

Shares authorized	unlimited	unlimited	unlimited	unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments at cost — affiliated	$2,001,314	$2,000,911	$2,071,928	$2,124,459
(b) Securities loaned at value	$—	$—	$69,271	$119,556

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Assets and Liabilities  (continued)

October 31, 2020

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

ASSETS
Investments at value — affiliated(a)(b)	$2,061,285	$1,921,302
Receivables:
Investments sold	3,986	3,986
Securities lending income — affiliated	122	84
From the Administrator	14,869	14,869
From the Manager	499	499

Total assets	2,080,761	1,940,740

LIABILITIES
Cash collateral on securities loaned at value	140,041	—
Payables:
Investments purchased	3,669	3,669
Trustees’ and Officer’s fees	2,260	2,260
Professional fees	13,610	13,610
Service fees	21	21

Total liabilities	159,601	19,560

NET ASSETS	$1,921,160	$1,921,180

NET ASSETS CONSIST OF
Paid-in capital	$2,000,000	$2,000,000
Accumulated loss	(78,840)	(78,820)

NET ASSETS	$1,921,160	$1,921,180

NET ASSET VALUE

Institutional
Net assets	$96,055	$96,057

Shares outstanding	10,000	10,000

Net asset value	$9.61	$9.61

Shares authorized	unlimited	unlimited

Par value	No par value	No par value

Investor A
Net assets	$96,035	$96,036

Shares outstanding	10,000	10,000

Net asset value	$9.60	$9.60

Shares authorized	unlimited	unlimited

Par value	No par value	No par value

Class K
Net assets	$1,729,070	$1,729,087

Shares outstanding	180,000	180,000

Net asset value	$9.61	$9.61

Shares authorized	unlimited	unlimited

Par value	No par value	No par value

(a) Investments at cost — affiliated	$2,140,521	$2,000,472
(b) Securities loaned at value	$135,029	$—

See notes to financial statements.

36	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Period Ended October 31, 2020

	BlackRock LifePath® ESG Index Retirement Fund(a)	BlackRock LifePath® ESG Index 2025 Fund(a)	BlackRock LifePath® ESG Index 2030 Fund(a)	BlackRock LifePath® ESG Index 2035 Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$4,872	$4,761	$4,682	$4,590
Securities lending income — affiliated — net	82	—	—	77

Total investment income	4,954	4,761	4,682	4,667

EXPENSES
Professional	13,610	13,610	13,610	13,610
Trustees and Officer	4,219	4,219	4,219	4,219
Administration — class specific	618	626	626	626
Investment advisory	202	202	202	202
Service — class specific	50	51	51	50

Total expenses	18,699	18,708	18,708	18,707
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(18,637)	(18,637)	(18,637)	(18,637)

Total expenses after fees waived and/or reimbursed	62	71	71	70

Net investment income	4,892	4,690	4,611	4,597

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	157	179	40	(42)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(43,581)	(48,824)	(56,243)	(63,675)

Net realized and unrealized loss	(43,424)	(48,645)	(56,203)	(63,717)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,532)	$(43,955)	$(51,592)	$(59,120)

(a)	The Fund commenced operations on August 18, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations  (continued)

Period Ended October 31, 2020

	BlackRock LifePath® ESG Index 2040 Fund(a)	BlackRock LifePath® ESG Index 2045 Fund(a)	BlackRock LifePath® ESG Index 2050 Fund(a)	BlackRock LifePath® ESG Index 2055 Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$4,496	$4,412	$4,361	$4,350
Securities lending income — affiliated — net	—	83	103	133

Total investment income	4,496	4,495	4,464	4,483

EXPENSES
Professional	13,610	13,610	13,610	13,610
Trustees and Officer	4,219	4,219	4,219	4,219
Administration — class specific	626	626	626	626
Investment advisory	202	202	202	202
Service — class specific	51	50	50	50

Total expenses	18,708	18,707	18,707	18,707
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(18,637)	(18,637)	(18,637)	(18,637)

Total expenses after fees waived and/or reimbursed	71	70	70	70

Net investment income	4,425	4,425	4,394	4,413

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(210)	(350)	(388)	(396)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(70,565)	(75,959)	(78,678)	(79,222)

Net realized and unrealized loss	(70,775)	(76,309)	(79,066)	(79,618)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(66,350)	$(71,884)	$(74,672)	$(75,205)

(a)	The Fund commenced operations on August 18, 2020.

See notes to financial statements.

38	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Period Ended October 31, 2020

	BlackRock LifePath® ESG Index 2060 Fund(a)	BlackRock LifePath® ESG Index 2065 Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$4,349	$4,345
Securities lending income — affiliated — net	122	84

Total investment income	4,471	4,429

EXPENSES
Professional	13,610	13,610
Trustees and Officer	4,219	4,219
Administration — class specific	626	626
Investment advisory	202	202
Service — class specific	50	50

Total expenses	18,707	18,707
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(18,637)	(18,637)

Total expenses after fees waived and/or reimbursed	70	70

Net investment income	4,401	4,359

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(392)	(394)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(79,236)	(79,170)

Net realized and unrealized loss	(79,628)	(79,564)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,227)	$(75,205)

(a)	The Fund commenced operations on August 18, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund
	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,892	$4,690	$4,611	$4,597
Net realized gain (loss)	157	179	40	(42)
Net change in unrealized depreciation	(43,581)	(48,824)	(56,243)	(63,675)

Net decrease in net assets resulting from operations	(38,532)	(43,955)	(51,592)	(59,120)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(134)	(142)	(151)	(159)
Investor A	(105)	(114)	(122)	(130)
Class K	(2,507)	(2,662)	(2,816)	(2,960)

Decrease in net assets resulting from distributions to shareholders	(2,746)	(2,918)	(3,089)	(3,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,000,000	2,000,000	2,000,000	2,000,000

NET ASSETS
Total increase in net assets	1,958,722	1,953,127	1,945,319	1,937,631
Beginning of period	—	—	—	—

End of period	$1,958,722	$1,953,127	$1,945,319	$1,937,631

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund
	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,425	$4,425	$4,394	$4,413
Net realized loss	(210)	(350)	(388)	(396)
Net change in unrealized depreciation	(70,565)	(75,959)	(78,678)	(79,222)

Net decrease in net assets resulting from operations	(66,350)	(71,884)	(74,672)	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(166)	(173)	(176)	(177)
Investor A	(138)	(144)	(148)	(148)
Class K	(3,100)	(3,215)	(3,276)	(3,287)

Decrease in net assets resulting from distributions to shareholders	(3,404)	(3,532)	(3,600)	(3,612)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,020,000	2,000,000	2,000,000	2,000,000

NET ASSETS
Total increase in net assets	1,950,246	1,924,584	1,921,728	1,921,183
Beginning of period	—	—	—	—

End of period	$1,950,246	$1,924,584	$1,921,728	$1,921,183

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund
	Period from 08/18/20(a) to 10/31/20	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,401	$4,359
Net realized loss	(392)	(394)
Net change in unrealized depreciation	(79,236)	(79,170)

Net decrease in net assets resulting from operations	(75,227)	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(177)	(177)
Investor A	(148)	(148)
Class K	(3,288)	(3,290)

Decrease in net assets resulting from distributions to shareholders	(3,613)	(3,615)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,000,000	2,000,000

NET ASSETS
Total increase in net assets	1,921,160	1,921,180
Beginning of period	—	—

End of period	$1,921,160	$1,921,180

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index Retirement Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.22)

Net decrease from investment operations	(0.20)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.79

Total Return(d)
Based on net asset value	(1.97	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.17	%(g)

Supplemental Data
Net assets, end of period (000)	$98

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.21%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index Retirement Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.22)

Net decrease from investment operations	(0.20)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.79

Total Return(d)
Based on net asset value	(2.00	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.22	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.29	%(g)

Net investment income	0.94	%(g)

Supplemental Data
Net assets, end of period (000)	$98

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.21%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

44	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index Retirement Fund (continued)
Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.22)

Net decrease from investment operations	(0.20)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.79

Total Return(d)
Based on net asset value	(1.96	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.23	%(g)

Supplemental Data
Net assets, end of period (000)	$1,763

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.21%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2025 Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.24)

Net decrease from investment operations	(0.22)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.77

Total Return(d)
Based on net asset value	(2.16	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.12	%(g)

Supplemental Data
Net assets, end of period (000)	$98

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.23%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

46	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2025 Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.25)

Net decrease from investment operations	(0.23)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.76

Total Return(d)
Based on net asset value	(2.29	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.87	%(g)

Supplemental Data
Net assets, end of period (000)	$98

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.23%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2025 Fund (continued)

Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.24)

Net decrease from investment operations	(0.22)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.77

Total Return(d)
Based on net asset value	(2.15	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.18	%(g)

Supplemental Data
Net assets, end of period (000)	$1,758

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.23%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

48	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2030 Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.27)

Net decrease from investment operations	(0.25)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.73

Total Return(d)
Based on net asset value	(2.55	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$97

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.24%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2030 Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.29)

Net decrease from investment operations	(0.27)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.72

Total Return(d)
Based on net asset value	(2.68	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.85	%(g)

Supplemental Data
Net assets, end of period (000)	$97

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.24%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

50	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2030 Fund (continued)

Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.27)

Net decrease from investment operations	(0.25)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.73

Total Return(d)
Based on net asset value	(2.55	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.16	%(g)

Supplemental Data
Net assets, end of period (000)	$1,751

Portfolio turnover rate	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.24%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2035 Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.31)

Net decrease from investment operations	(0.29)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.69

Total Return(d)
Based on net asset value	(2.94	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$97

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.26%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

52	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2035 Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.32)

Net decrease from investment operations	(0.30)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.69

Total Return(d)
Based on net asset value	(2.97	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.85	%(g)

Supplemental Data
Net assets, end of period (000)	$97

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.26%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2035 Fund (continued)

Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.31)

Net decrease from investment operations	(0.29)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.69

Total Return(d)
Based on net asset value	(2.94	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.16	%(g)

Supplemental Data
Net assets, end of period (000)	$1,744

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.26%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

54	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2040 Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.35)

Net decrease from investment operations	(0.33)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.65

Total Return(d)
Based on net asset value	(3.34	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$97

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.28%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2040 Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.36)

Net decrease from investment operations	(0.34)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.65

Total Return(d)
Based on net asset value	(3.36	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.24	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$116

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.28%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.

See notes to financial statements.

56	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2040 Fund (continued)

Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.35)

Net decrease from investment operations	(0.33)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.65

Total Return(d)
Based on net asset value	(3.33	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$1,737

Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.28%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2045 Fund

Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.38)

Net decrease from investment operations	(0.36)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.62

Total Return(d)
Based on net asset value	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

58	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2045 Fund (continued)

Investor A

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.62

Total Return(d)
Based on net asset value	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2045 Fund (continued)
Class K

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.38)

Net decrease from investment operations	(0.36)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.62

Total Return(d)
Based on net asset value	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$1,732

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

60	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2050 Fund
Institutional

Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2050 Fund (continued)
Investor A
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.40)

Net decrease from investment operations	(0.38)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.76	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

62	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2050 Fund (continued)
Class K
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$1,730

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.29%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2055 Fund
Institutional
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

64	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2055 Fund (continued)
Investor A
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.41)

Net decrease from investment operations	(0.39)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.60

Total Return(d)
Based on net asset value	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2055 Fund (continued)
Class K
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$1,729

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

66	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2060 Fund
Institutional
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2060 Fund (continued)
Investor A

Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.41)

Net decrease from investment operations	(0.39)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.60

Total Return(d)
Based on net asset value	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

68	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2060 Fund (continued)
Class K

Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$1,729

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2065 Fund
Institutional

Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05	%(g)

Net investment income	1.04	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

70	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2065 Fund (continued)
Investor A
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.41)

Net decrease from investment operations	(0.39)

Distributions from net investment income(c)	(0.01)

Net asset value, end of period	$9.60

Total Return(d)
Based on net asset value	(3.85	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30	%(g)

Net investment income	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$96

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout the period)

BlackRock LifePath® ESG Index 2065 Fund (continued)
Class K
Period from 08/18/20 to 10/31/20	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02
Net realized and unrealized loss	(0.39)

Net decrease from investment operations	(0.37)

Distributions from net investment income(c)	(0.02)

Net asset value, end of period	$9.61

Total Return(d)
Based on net asset value	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$1,729

Portfolio turnover rate	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.30%.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

72	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value - affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

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Notes to Financial Statements (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath ESG Index Retirement Fund
BofA Securities, Inc.	$79,296	$(79,296)	$—

LifePath ESG Index 2050 Fund
BofA Securities, Inc.	$69,271	$(69,271)	$—

LifePath ESG Index 2055 Fund
BofA Securities, Inc.	$119,556	$(119,556)	$—

LifePath ESG Index 2060 Fund
BofA Securities, Inc.	$135,029	$(135,029)	$—

(a) Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Funds’ Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the period ended October 31, 2020, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
LifePath ESG Index Retirement Fund	$50
LifePath ESG Index 2025 Fund	51
LifePath ESG Index 2030 Fund	51
LifePath ESG Index 2035 Fund	50
LifePath ESG Index 2040 Fund	51
LifePath ESG Index 2045 Fund	50
LifePath ESG Index 2050 Fund	50
LifePath ESG Index 2055 Fund	50
LifePath ESG Index 2060 Fund	50
LifePath ESG Index 2065 Fund	50

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the period ended October 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$40	$40	$538	$618
LifePath ESG Index 2025 Fund	40	40	546	626
LifePath ESG Index 2030 Fund	40	40	546	626
LifePath ESG Index 2035 Fund	40	40	546	626
LifePath ESG Index 2040 Fund	40	40	546	626
LifePath ESG Index 2045 Fund	40	40	546	626
LifePath ESG Index 2050 Fund	40	40	546	626
LifePath ESG Index 2055 Fund	40	40	546	626
LifePath ESG Index 2060 Fund	40	40	546	626
LifePath ESG Index 2065 Fund	40	40	546	626

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended October 31, 2020, the Funds did not pay any amounts to affiliates in return for these services.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2020, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	10
LifePath ESG Index 2025 Fund	10
LifePath ESG Index 2030 Fund	10
LifePath ESG Index 2035 Fund	10
LifePath ESG Index 2040 Fund	10
LifePath ESG Index 2045 Fund	10
LifePath ESG Index 2050 Fund	10
LifePath ESG Index 2055 Fund	10
LifePath ESG Index 2060 Fund	10
LifePath ESG Index 2065 Fund	10

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through February 28, 2022. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2020, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	$798
LifePath ESG Index 2025 Fund	798
LifePath ESG Index 2030 Fund	798
LifePath ESG Index 2035 Fund	798
LifePath ESG Index 2040 Fund	798
LifePath ESG Index 2045 Fund	798
LifePath ESG Index 2050 Fund	798
LifePath ESG Index 2055 Fund	798
LifePath ESG Index 2060 Fund	798
LifePath ESG Index 2065 Fund	798

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Manager and the Administrator have contractually agreed to reimburse the Funds or provide an offsetting credit

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Notes to Financial Statements (continued)

against the administration fees paid by the Funds in an amount equal to these independent expenses through February 28, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2020, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	$17,829
LifePath ESG Index 2025 Fund	17,829
LifePath ESG Index 2030 Fund	17,829
LifePath ESG Index 2035 Fund	17,829
LifePath ESG Index 2040 Fund	17,829
LifePath ESG Index 2045 Fund	17,829
LifePath ESG Index 2050 Fund	17,829
LifePath ESG Index 2055 Fund	17,829
LifePath ESG Index 2060 Fund	17,829
LifePath ESG Index 2065 Fund	17,829

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the period ended October 31, 2020, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath ESG Index Retirement Fund	$11
LifePath ESG Index 2035 Fund	8
LifePath ESG Index 2040 Fund	1
LifePath ESG Index 2045 Fund	9
LifePath ESG Index 2050 Fund	13
LifePath ESG Index 2055 Fund	19
LifePath ESG Index 2060 Fund	16
LifePath ESG Index 2065 Fund	9

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (continued)

During the period ended October 31, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the period ended October 31, 2020, purchases and sales of investments in the Underlying Funds, and excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$2,022,063	$23,008
LifePath ESG Index 2025 Fund	2,014,658	16,082
LifePath ESG Index 2030 Fund	2,022,267	23,479
LifePath ESG Index 2035 Fund	2,033,733	35,166
LifePath ESG Index 2040 Fund	2,041,876	43,385
LifePath ESG Index 2045 Fund	2,050,078	51,549
LifePath ESG Index 2050 Fund	2,054,639	56,730
LifePath ESG Index 2055 Fund	2,055,113	56,811
LifePath ESG Index 2060 Fund	2,055,363	57,106
LifePath ESG Index 2065 Fund	2,055,139	56,811

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

	Periods	LifePath ESG Index Retirement Fund	LifePath ESG Index 2025 Fund	LifePath ESG Index 2030 Fund	LifePath ESG Index 2035 Fund	LifePath ESG Index 2040 Fund
Ordinary income	10/31/20	$2,746	$2,918	$3,089	$3,249	$3,404

	Periods	LifePath ESG Index 2045 Fund	LifePath ESG Index 2050 Fund	LifePath ESG Index 2055 Fund	LifePath ESG Index 2060 Fund	LifePath ESG Index 2065 Fund
Ordinary income	10/31/20	$3,532	$3,600	$3,612	$3,613	$3,615

As of period end, the tax components of accumulated earnings (loss) were as follows:

	LifePath ESG Index Retirement Fund	LifePath ESG Index 2025 Fund	LifePath ESG Index 2030 Fund	LifePath ESG Index 2035 Fund	LifePath ESG Index 2040 Fund
Undistributed ordinary income	$2,373	$1,983	$1,737	$1,559	$1,093
Non-expiring capital loss carryforwards(a)	—	—	—	—	—
Net unrealized gains(b)	(43,651)	(48,856)	(56,418)	(63,928)	(70,847)

	$(41,278)	$(46,873)	$(54,681)	$(62,369)	$(69,754)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

78	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	LifePath ESG Index 2045 Fund	LifePath ESG Index 2050 Fund	LifePath ESG Index 2055 Fund	LifePath ESG Index 2060 Fund	LifePath ESG Index 2065 Fund
Undistributed ordinary income	$893	$794	$801	$788	$744
Non-expiring capital loss carryforwards(a)	(49)	(63)	(95)	(91)	(93)
Net unrealized losses(b)	(76,260)	(79,003)	(79,523)	(79,537)	(79,471)

	$(75,416)	$(78,272)	$(78,817)	$(78,840)	$(78,820)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	LifePath ESG Index Retirement Fund	LifePath ESG Index 2025 Fund	LifePath ESG Index 2030 Fund	LifePath ESG Index 2035 Fund	LifePath ESG Index 2040 Fund
Tax cost	$2,085,500	$2,002,797	$2,002,868	$2,002,187	$2,001,596

Gross unrealized appreciation	$10	$224	$278	$318	$372
Gross unrealized depreciation	(43,661)	(49,080)	(56,696)	(64,246)	(71,219)

Net unrealized appreciation (depreciation)	$(43,651)	$(48,856)	$(56,418)	$(63,928)	$(70,847)

	LifePath ESG Index 2045 Fund	LifePath ESG Index 2050 Fund	LifePath ESG Index 2055 Fund	LifePath ESG Index 2060 Fund	LifePath ESG Index 2065 Fund
Tax cost	$2,001,212	$2,072,253	$2,124,760	$2,140,822	$2,000,773

Gross unrealized appreciation	$397	$422	$414	$414	$424
Gross unrealized depreciation	(76,657)	(79,425)	(79,937)	(79,951)	(79,895)

Net unrealized appreciation (depreciation)	$(76,260)	$(79,003)	$(79,523)	$(79,537)	$(79,471)

8.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (continued)

9.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2025 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

80	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	12,074	120,010
Shares redeemed	(1)	(10)

	12,073	$120,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	202,073	$2,020,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (continued)

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

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Notes to Financial Statements  (continued)

	Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	10,001	$100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Investor A
Shares sold and automatic conversion of shares	10,001	100,010
Shares redeemed	(1)	(10)

	10,000	$100,000

Class K
Shares sold	180,001	1,800,010
Shares redeemed	(1)	(10)

	180,000	$1,800,000

	200,000	$2,000,000

(a)	Commencement of operations.

As of October 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000	200,000

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

BlackRock Funds III and Shareholders of BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 18, 2020 (commencement of operations) through October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period August 18, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agents and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the period ended October 31, 2020 that qualified for the dividends-received deduction were as follows:

Fund Name	Dividends-Received Deduction
LifePath ESG Index Retirement Fund	58.32%
LifePath ESG Index 2025 Fund	67.93
LifePath ESG Index 2030 Fund	76.33
LifePath ESG Index 2035 Fund	83.43
LifePath ESG Index 2040 Fund	89.13
LifePath ESG Index 2045 Fund	92.95
LifePath ESG Index 2050 Fund	94.58
LifePath ESG Index 2055 Fund	94.79
LifePath ESG Index 2060 Fund	94.72
LifePath ESG Index 2065 Fund	94.68

The following maximum amounts are hereby designated as qualified dividend income for individuals for the period ended October 31, 2020:

Fund Name	Qualified Dividend Income
LifePath ESG Index Retirement Fund	$1,699
LifePath ESG Index 2025 Fund	2,103
LifePath ESG Index 2030 Fund	2,500
LifePath ESG Index 2035 Fund	2,868
LifePath ESG Index 2040 Fund	3,206
LifePath ESG Index 2045 Fund	3,466
LifePath ESG Index 2050 Fund	3,593
LifePath ESG Index 2055 Fund	3,613
LifePath ESG Index 2060 Fund	3,613
LifePath ESG Index 2065 Fund	3,612

For the period ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Fund Name	Interest-Related Dividends
LifePath ESG Index Retirement Fund	$2,530
LifePath ESG Index 2025 Fund	2,061
LifePath ESG Index 2030 Fund	1,561
LifePath ESG Index 2035 Fund	1,080
LifePath ESG Index 2040 Fund	625
LifePath ESG Index 2045 Fund	267
LifePath ESG Index 2050 Fund	79
LifePath ESG Index 2055 Fund	45
LifePath ESG Index 2060 Fund	44
LifePath ESG Index 2065 Fund	41

The Funds hereby designate the following amount of distributions from direct federal obligation interest for the period ended October 31, 2020:

Fund Name	Federal Obligation Interest
LifePath ESG Index Retirement Fund	$1,237
LifePath ESG Index 2025 Fund	1,044
LifePath ESG Index 2030 Fund	817
LifePath ESG Index 2035 Fund	590
LifePath ESG Index 2040 Fund	358
LifePath ESG Index 2045 Fund	162
LifePath ESG Index 2050 Fund	48
LifePath ESG Index 2055 Fund	24
LifePath ESG Index 2060 Fund	20
LifePath ESG Index 2065 Fund	15

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N ( U N A U D I T E D )	85

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 11-13, 2020 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath ESG Index Retirement Fund (“LifePath ESG Index Retirement Fund”), BlackRock LifePath ESG Index 2025 Fund (“LifePath ESG Index 2025 Fund”), BlackRock LifePath ESG Index 2030 Fund (“LifePath ESG Index 2030 Fund”), BlackRock LifePath ESG Index 2035 Fund (“LifePath ESG Index 2035 Fund”), BlackRock LifePath ESG Index 2040 Fund (“LifePath ESG Index 2040 Fund”), BlackRock LifePath ESG Index 2045 Fund (“LifePath ESG Index 2045 Fund”), BlackRock LifePath ESG Index 2050 Fund (“LifePath ESG Index 2050 Fund”), BlackRock LifePath ESG Index 2055 Fund (“LifePath ESG Index 2055 Fund”), BlackRock LifePath ESG Index 2060 Fund (“LifePath ESG Index 2060 Fund”) and BlackRock LifePath ESG Index 2065 Fund (“LifePath ESG Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Trust’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.

Activities and Composition of the Board

On the date of the Organizational Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

Board Considerations in Approving the Agreement

The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

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Disclosure of Investment Advisory Agreement  (continued)

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that LifePath ESG Index Retirement Fund’s contractual advisory fee rate ranked in the first quartile, and that the estimated actual advisory fee rate and estimated total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that each of LifePath ESG Index 2025 Fund’s, LifePath ESG Index 2030 Fund’s, LifePath ESG Index 2035 Fund’s, LifePath ESG Index 2040 Fund’s, LifePath ESG Index 2045 Fund’s, LifePath ESG Index 2050 Fund’s, LifePath ESG Index 2055 Fund’s, LifePath ESG Index 2060 Fund’s and LifePath ESG Index 2065 Fund’s contractual advisory fee rate ranked in the first quartile, and that the estimated actual advisory fee rate and estimated total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	87

Disclosure of Investment Advisory Agreement  (continued)

management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	33 RICs consisting of 156 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	33 RICs consisting of 156 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019.	33 RICs consisting of 156 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 156 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	33 RICs consisting of 156 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	89

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	33 RICs consisting of 156 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; WABCO (commercial vehicle safety systems); Sealed Air Corp. (packaging)

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	33 RICs consisting of 156 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	119 RICs consisting of 266 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	120 RICs consisting of 267 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	91

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Chief Financial Officer of the iShares® exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

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Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath ESG Index Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath ESG Index Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath ESG Index Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	93

Additional Information  (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

400 Howard Street

San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	95

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPESG-10/20-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2030 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2035 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2040 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2045 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0

BlackRock LifePath® ESG Index 2050 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2055 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2060 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index 2065 Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0
BlackRock LifePath® ESG Index Retirement Fund	$13,590	N/A	$0	$0	$7,000	N/A	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2030 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2035 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2040 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2045 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2050 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2055 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2060 Fund	$7,000	N/A
BlackRock LifePath® ESG Index 2065 Fund	$7,000	N/A
BlackRock LifePath® ESG Index Retirement Fund	$7,000	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 31, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: December 31, 2020